Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$69,438	$49,188	$18,600	$1,650	$-	$-	$-

Total	$69,438	$49,188	$18,600	$1,650	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2022, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2022 and ii) the remaining minimum duration of each contract.

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Charter-in expense newbuilding vessels (1)	$(212,833)	$-	$(17,323)	$(30,204)	$(30,204)	$(30,204)	$(104,898)
Vessel BWTS and ESD (2)	(14,133)	(14,133)	-	-	-	-	-

Total	$(226,966)	$(14,133)	$(17,323)	$(30,204)	$(30,204)	$(30,204)	$(104,898)

(1)	The amounts represent minimum contractual charter-in commitments to be incurred with respect to four newbuilding Kamsarmax and two newbuilding Ultramax vessels which are expected to be delivered during 2024 and the charter-in contracts have a minimum duration of 84 months per vessel.
(2)	The amounts represent the Company’s commitments as of December 31, 2022, for installation of BWTS and ESD on its vessels, so as to comply with environmental regulations.